Assets Held for Sale and Assets of a Disposal Group Held for Sale - Summary of Assets of Disposal Group Held for Sale (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	₩ 171,749	$ 144,875	₩ 0
498 Seventh Holdco LP
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	556
498 Seventh KOR LLC
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	171,193
Cash
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	1,068
Cash | 498 Seventh Holdco LP
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	556
Cash | 498 Seventh KOR LLC
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	512
Investments in associates
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	169,424
Investments in associates | 498 Seventh Holdco LP
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	0
Investments in associates | 498 Seventh KOR LLC
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	169,424
Other assets
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	1,257
Other assets | 498 Seventh Holdco LP
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	0
Other assets | 498 Seventh KOR LLC
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	₩ 1,257